SUBSEQUENT EVENTS - (Details) - Merger Agreement - Subsequent Event - Marriott Vacations $ / shares in Units, $ in Millions	Apr. 30, 2018 USD ($) $ / shares
SUBSEQUENT EVENTS
Consideration received (in dollars per share)	$ 14.75
Shares received (in dollars per share)	$ 0.165
Ownership interest acquired post merger	43.00%
Termination fee | $	$ 146